Securities sold under repurchase agreements and interbank and institutional market funds (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Institutional market funds	R$ 140,547	R$ 119,591
Current [member]
IfrsStatementLineItems [Line Items]
Institutional market funds	17,033	11,253
Non Current [Member]
IfrsStatementLineItems [Line Items]
Institutional market funds	R$ 123,514	108,338
Subordinated Debts [Member]
IfrsStatementLineItems [Line Items]
Interest rate	IPCA to 100% of CDI
Institutional market funds	R$ 45,224	46,677
Subordinated Debts [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Institutional market funds	27	836
Subordinated Debts [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Institutional market funds	R$ 45,197	45,841
Obligations On Securities Abroad [Member]
IfrsStatementLineItems [Line Items]
Interest rate	0.09% to 5.61%
Institutional market funds	R$ 75,912	62,692
Obligations On Securities Abroad [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Institutional market funds	14,166	9,442
Obligations On Securities Abroad [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Institutional market funds	R$ 61,746	53,250
Funding From Structured Operations Certificates [Member]
IfrsStatementLineItems [Line Items]
Interest rate	5.39% to 19.88%
Institutional market funds	R$ 19,411	10,222
Funding From Structured Operations Certificates [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Institutional market funds	2,840	975
Funding From Structured Operations Certificates [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Institutional market funds	R$ 16,571	R$ 9,247